Directors and Senior Management - Summary of Directors and Senior Management Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 802	$ 693	$ 750
Termination and related amounts		1,441
Total	14,316	15,726	17,122
Directors and Senior Management [Member]
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	23	21	21
Retirement benefits	3	3	4
Share-based compensation	17	15	19
Termination and related amounts	3	4
Total	$ 46	$ 43	$ 44